John Hancock Global Shareholder Yield Fund Expense Example - Class A C I R2 R6 [Member] - John Hancock Global Shareholder Yield Fund - Class NAV	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	$ 1,130